Average Annual Total Returns			12 Months Ended	31 Months Ended
		Jan. 22, 2026	Dec. 31, 2025	Dec. 31, 2025 [1]
Morningstar Global 60/40 NR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar Global 60/40 NR(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			8.75%	11.75%
Kensington Defender Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares Return before taxes
Average Annual Return, Percent			5.86%	4.83%
Performance Inception Date	[1]	May 31, 2023
Kensington Defender Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Institutional Class Shares Return after taxes on distributions(3)
Average Annual Return, Percent	[2]		3.66%	3.17%
Kensington Defender Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Institutional Class Shares Return after taxes on distributions and sale of Fund Shares(3)
Average Annual Return, Percent	[2]		3.92%	3.16%
Kensington Defender Fund Class R
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R Shares Return before taxes
Performance Inception Date	[3]	Jan. 22, 2026

[1]	The inception date of investment operations for the Fund’s Institutional Class Shares is May 31, 2023.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The inception date of investment operations for the Fund’s Class R Shares is January 22, 2026. Although invested in the same portfolio of securities, Class R shares’ returns of the Fund will be lower than Institutional Class Shares’ returns of the Fund as Class R Shares have higher expenses.